Retirement Benefit Plans - Principal Assumptions Used for Actuarial Valuations (Detail)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [Line Items]
Discount rates	1.50%	1.50%
Bottom of range [Member]
Disclosure of defined benefit plans [Line Items]
Expected rates of salary increase	1.20%	1.20%
Top of range [Member]
Disclosure of defined benefit plans [Line Items]
Expected rates of salary increase	2.00%	2.00%